Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
31.
Related party transactions

Since January 1, 2020, we have engaged in the following transactions with our directors, executive officers or holders of more than 10% of our outstanding share capital and their affiliates, which we refer to as our related parties.

In 2022, we paid Gladstone Consultancy Partnership, a company controlled by our Non-Executive Chairman, £60 thousand for consulting and advisory services to be provided by Iain Ross (2021:nil; 2020: £75 thousand). The amounts payable were settled before the relevant year ends.

Key management are considered to be Directors of the Group. Directors' compensation is discussed in Item 6.